Revenue and segment reporting - Schedule of contract liabilities from contract with customers (Details) - CNY (¥) ¥ in Thousands	Jul. 01, 2018	Jun. 30, 2019	Jun. 30, 2018
Current liabilities
Contract liabilities	¥ 209,720	¥ 398,951	¥ 0
Contract liabilities recognized as revenue	¥ 209,720
Non-current liabilities
Non-current contract liability		¥ 2,579	¥ 0